Sale of Ambow China (Tables)	12 Months Ended
Dec. 31, 2022
Sale of Ambow China
Schedule of assets and liabilities of discontinued operations and revenues and income from discontinued operations

As of December 31,
2021
RMB

Assets of Discontinued Operations
Cash and cash equivalents	188,375
Restricted cash	1,823
Short term investments, available for sale	15,764
Short term investments, held to maturity	2,000
Accounts receivable, net	14,631
Amounts due from related parties	3,103
Prepaid and other current assets, net	109,439
Total current assets	335,135
Property and equipment, net	145,513
Land use rights, net	1,685
Intangible assets, net	38,651
Goodwill	25,710
Other non-current assets, net	123,532
Operating lease right-of-use asset	73,672
Finance lease right-of-use asset	5,250
Total non-current assets	414,013
Total assets	749,148

Liabilities of Discontinued Operations
Short-term borrowings	10,000
Deferred revenue	154,465
Accounts payable	12,440
Accrued and other liabilities	210,661
Income taxes payable, current	113,647
Amounts due to related parties	3,793
Operating lease liability, current	21,339
Total current liabilities	526,345
Deferred tax liabilities	4,538
Other non-current liabilities	96
Income taxes payable, non-current	21,475
Operating lease liability, non-current	74,883
Total non-current liabilities	100,992
Total liabilities	627,337

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	411,805	383,343	282,796
Cost of revenues	(281,970)	(238,420)	(193,852)
Gross profit	129,835	144,923	88,944
Selling and marketing	(33,619)	(35,500)	(17,405)
General and administrative	(133,729)	(122,558)	(99,190)
Research and development	(5,703)	(14,487)	(10,702)
Impairment loss	(30,100)	(10,525)	—
Total operating expenses	(203,151)	(183,070)	(127,297)
Total other income (expense), net	21,715	26,888	12,219
Loss from discontinued operations, before income tax	(51,601)	(11,259)	(26,134)
Income tax (expense)/benefit	(4,706)	55,888	(50,531)
(Loss) Income from discontinued operations, net of income tax	(56,307)	44,629	(76,665)
Income on sale of discontinued operations, net of income tax	—	—	41,794
(Loss) Income from and on sale of discontinued operation, net of income tax	(56,307)	44,629	(34,871)